Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Trade and Other Receivables [Line Items]
Total trade and other receivables	$ 1,053,708	$ 2,053,318
Other receivables:
– third parties	2,271	37,913
Deposits	68,760	68,440
Prepayments	43,545	17,575
VAT refundable	316,530	260,025
Less: Allowance for expected credit losses for non-trade receivables	(123,193)	(52,005)
Total trade and other receivables	1,497,817	945,030
Trade receivables – third parties [Member]
Schedule of Trade and Other Receivables [Line Items]
Trade receivables – third parties	1,199,983	623,161
Allowance for expected credit losses of trade receivables – third parties [Member]
Schedule of Trade and Other Receivables [Line Items]
Less: Allowance for expected credit losses of trade receivables – third parties	(10,079)	(10,079)
Third Parties [Member]
Schedule of Trade and Other Receivables [Line Items]
Total trade and other receivables	$ 1,189,904	$ 613,082